SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008
Number of options, Opening balance | shares	521,850,000
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance | shares	494,350,000	521,850,000
Employee Share Plans [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.011	$ 0.015
Number of options, Opening balance | shares	27,850,000	20,500,000
Average exercise price per share option, Add: options granted during the year | $ / shares		$ 0.008
Number of options, Add: options granted during the year | shares		12,850,000
Average exercise price per share option, Less: options lapsed during the year | $ / shares	$ 0.010	$ 0.010
Number of options, Less: options lapsed during the year | shares	(16,950,000)	(5,000,000)
Average exercise price per share option, Less: options forfeited during the year | $ / shares		$ 0.010
Number of options, Less: options forfeited during the year | shares		(500,000)
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.011
Number of options, Closing balance | shares	10,900,000	27,850,000